Pension and other post-retirement benefits (Details 7) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	SFr 157	SFr 182	SFr 179
Bank
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	156	181	178
Contributions made by the Entity to the group defined benefit plan	SFr 389	SFr 415	SFr 390